Average Annual Total Returns - Institutional - BlackRock GA Dynamic Equity Fund	Feb. 26, 2021
MSCI World Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.90%
Since Inception	11.80%
Institutional
Average Annual Return:
1 Year	21.47%
Since Inception	12.11%
Inception Date	Jun. 01, 2017
Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	21.21%
Since Inception	11.32%
Inception Date	Jun. 01, 2017
Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.87%
Since Inception	9.23%
Inception Date	Jun. 01, 2017